Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Loss for the period	$ (34,092)	$ (15,569)
Items not involving cash:
Depreciation and amortization	243	257
Debt accretion and interest	10,555	3,698
Environmental rehabilitation accretion	1,961	1,934
Share-based compensation	1,919	1,199
Unrealized gain on foreign exchange	(1)	0
Loss on refinancing	1,598	0
Gain on disposal of assets	(6)	(344)
Gain on financial asset fair value	(107)	(1,200)
Changes in non-cash working capital
Restricted deposits	2,757	(1,322)
Amounts receivable and other assets	630	1,512
Prepaid expenses	(638)	114
Accounts payable and accruals	(543)	(719)
Deferred income tax liabilities	492	0
Net cash used in operating activities	(15,232)	(10,440)
Financing Activities
Debenture funding, net of costs	32,011	16,917
Cash settled RSU's	(726)	(214)
Net cash provided by financing activities	31,285	16,703
Investing Activities
Property, plant and equipment purchases	(7,972)	(7,203)
Property, plant and equipment disposal proceeds	6	344
Net cash used in investing activities	(7,966)	(6,859)
Net Increase (Decrease) in Cash	8,087	(596)
Effect of foreign exchange on Cash	1	0
Cash - Beginning of period	2,958	3,554
Cash - End of period	11,046	2,958
Supplemental information: non-cash investing and financing
Capitalization of accounts payable and accruals to mineral property	186	(307)
Capitalization of share-based compensation to mineral property	277	247
Debenture funding	17,833	0
Debenture repayment	$ (17,833)	$ 0